Intangible assets (Tables)	6 Months Ended
Jun. 30, 2026
Intangible assets other than goodwill [abstract]
Schedule of Intangible Assets
The change in intangible assets breaks down as follows:

(in thousands of euros)	As of December 31, 2025	Increases	Decreases	Transfer	As of June 30, 2026
Patents	72	—	—	—	72
Software	669	—	—	—	669
Gross book value of intangible assets	742	—	—	—	742
Patents	(66)	—	—	—	(66)
Software	(666)	(2)	—	—	(668)
Accumulated depreciation of intangible assets (1)	(732)	(3)	—	—	(734)
Net book value of intangible assets	10	(3)	—	—	7
(1)Expenses for the period are detailed in Note 17.4 Depreciation, amortization and provisions expenses